Other current assets and other current liabilities - Other current assets (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2018	Dec. 31, 2017
Other current assets and other current liabilities
Reserves at CBR	₽ 684	₽ 229
Prepaid expenses	156	99
VAT and other taxes receivable	12	51
Other	77	79
Total other current assets	₽ 929	₽ 458